GENERAL (Details) Rp / shares in Units, Rp in Thousands, $ in Millions																	12 Months Ended
	Dec. 16, 2024 IDR (Rp)	Jul. 03, 2024 IDR (Rp) Rp / shares shares	Feb. 29, 2024 IDR (Rp)	Feb. 28, 2024 IDR (Rp) shares	Feb. 28, 2024 USD ($) shares	Dec. 08, 2023 IDR (Rp) shares	Dec. 07, 2023 SGD ($) shares	Nov. 24, 2023 IDR (Rp) item	Oct. 25, 2023 IDR (Rp) shares	Jul. 01, 2023	Jun. 30, 2023	Jun. 27, 2023 IDR (Rp)	Mar. 06, 2023	Mar. 01, 2023 Y item site	Feb. 15, 2023 IDR (Rp)	Jun. 16, 2015 IDR (Rp)	Dec. 31, 2024 IDR (Rp) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 IDR (Rp) shares	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 02, 2024	Oct. 14, 2024 IDR (Rp) shares
Share capital
Number of years in which overall evaluation of networks and services licenses is performed																	5 years	5 years
Percentage of maximum shares authorized													7.88%
Stock repurchase program, buyback period													18 months
Buyback of shares exercised | shares																	1,095,945,900	1,095,945,900	47,700,000
Buyback of shares, value																	Rp 704,000,000		Rp 31,000,000
Purchase of property, plant and equipment, classified as investing activities																	26,005,000,000	$ 1,616	33,603,000,000	Rp 35,010,000,000
Capital expenditures																	11,272,000,000				$ 223
Capital stock																	Rp 4,953,000,000		Rp 4,953,000,000		$ 308
PT Ultra Mandiri Telekomunikasi ("UMT")
Share capital
Percentage of ownership interest acquired																						100.00%
Indosat
Share capital
Threshold period of orders for collocations agreed to receive | Y														3
Capital expenditures															Rp 473,000,000
Indosat | Telecommunication Towers
Share capital
Number of towers acquired | item														997
Purchase of property, plant and equipment, classified as investing activities															Rp 1,648,000,000
Number of sites | site														983
Sale leaseback transaction, lease term														10 years
PT Gametraco Tunggal | Telecommunication Towers
Share capital
Number of towers acquired | item								803
Purchase of property, plant and equipment, classified as investing activities								Rp 1,753,000,000
TIF
Share capital
Par value per share | Rp / shares		Rp 100,000
Sale of shares | shares		19,240,001
Telkomsel | Singapore Telecommunication Ltd
Share capital
Acquired ownership												Rp 2,713,000,000
BDI | Metra
Share capital
Value of consideration for the sale of ownership	Rp 14,000,000
IndiHome
Share capital
Business segment transferred value												Rp 58,250,000,000
Telkomsel
Share capital
Proportion of ownership interest in subsidiary										69.90%	65.00%						70.00%	70.00%	70.00%
Telkomsel | Singapore Telecommunication Ltd
Share capital
Proportion of ownership interest in associate										30.10%	35.00%
TDE
Share capital
Proportion of ownership interest in subsidiary									60.00%
Number of shares issued | shares									4,825,932														8,050,000
Acquired from non controlling interest									Rp 6,000,000
TDE | Telkomsel
Share capital
Number of shares issued | shares									2,451,319														4,830,000
Capital stock									Rp 256,000,000														Rp 483,000,000
ST Dynamo ID Pte, Ltd.
Share capital
Number of shares issued | shares									2,077,787														2,817,500
Capital stock									Rp 217,000,000														Rp 282,000,000
PT Medco Power Indonesia
Share capital
Number of shares issued | shares									296,826														402,500
Capital stock									Rp 31,000,000														Rp 40,000,000
NeutraDC Singapore
Share capital
Capital stock | $							$ 1
Number of shares issued | shares							1
NeutraDC Singapore | TDE
Share capital
Number of shares acquired | shares				219,411,975	219,411,975
Amounts of shares acquired | $					$ 219
Amounts of shares acquired as capital contribution				Rp 3,448,000,000
TIF
Share capital
Proportion of ownership interest in subsidiary																	100.00%	100.00%	100.00%
Capital stock						Rp 125,000
Number of shares issued | shares						125
Number of shares acquired | shares		19,240,000
Amounts of shares acquired		Rp 1,924,000,000
TIF | Metra
Share capital
Number of shares acquired | shares		1
Amounts of shares acquired		Rp 100,000
BDI
Share capital
Proportion of ownership interest in subsidiary																			60.00%
BDI | Metra
Share capital
Percentage of ownership interest sold	20.00%		40.00%
Value of consideration for the sale of ownership			Rp 29,000,000
Series A Bond
Share capital
Nominal amount																Rp 2,200,000,000
Debt instrument term																7 years
Series B Bond
Share capital
Nominal amount																Rp 2,100,000,000
Debt instrument term																10 years
Series C Bond
Share capital
Nominal amount																Rp 1,200,000,000
Debt instrument term																15 years
Series D Bond
Share capital
Nominal amount																Rp 1,500,000,000
Debt instrument term																30 years